Income taxes - Summary of deferred tax balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Tax losses carryforwards	¥ 14,026,637	¥ 8,528,736
Advertising expenses in excess of deduct limit	3,093,464	1,830,543
Asset impairment and allowances for credit losses	1,303,029	1,575,404
Accrued expenses and others	1,513,483	1,732,080
Total deferred tax assets	19,936,613	13,666,763
Less: valuation allowance	(19,539,116)	(13,065,611)
Deferred tax assets, net	397,497	601,152
Deferred tax liabilities
Amortization expense of intangible assets	263,031	659,926
Depreciation expense of property and equipment, and others	204,943	202,513
Deferred tax liabilities	¥ 467,974	¥ 862,439